Contingencies	12 Months Ended
Apr. 30, 2011
Contingencies [Abstract]
Contingencies
NOTE L: CONTINGENCIES
The Company, like other food manufacturers, is from time to time subject to various administrative, regulatory, and other legal proceedings arising in the ordinary course of business. The Company is a defendant in a variety of legal proceedings. The Company cannot predict with certainty the results of these proceedings or reasonably determine a range of potential loss. The Company’s policy is to accrue costs for contingent liabilities when such liabilities are probable and amounts can be reasonably estimated. Based on the information known to date, the Company does not believe the final outcome of these proceedings will have a material adverse effect on the Company’s financial position, results of operations, or cash flows.